Summary Of Significant Accounting Policies (Schedule Of Accumulated Removal Costs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Accumulated removal costs	$ 233,000	$ 211,000